Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net loss from continuing operations	$ (89,013)	$ (106,551)
Net income (loss) from discontinued operations	9,424	(164,350)
Net loss	(79,589)	(270,901)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	21,026	57,015
Share compensation	4,925	4,932
Impairment of intangibles	72,183	283,747
Deferred income tax benefit	(1,156)	(26,794)
Loss on sale of fixed and leased assets	287	173
Bad debt provision	6	(164)
Amortization of deferred financing and loan origination fees	1,269	1,337
Write off of deferred financing fees in connection with prepayment	496
Change in operating assets and liabilities:
Trade accounts receivable, net	17,496	12,674
Inventories, net	3,371	3,078
Prepaid expenses and other current assets	(3,209)	9,177
Trade accounts payable	(1,723)	(16,375)
Accrued and other current liabilities	(17,792)	(24,332)
Net cash provided by operating activities	17,590	33,567
Cash Flows from Investing Activities:
Proceeds from sale of fixed and leased assets	50	17
Payments on disposal of leased assets	(214)	(74)
Purchase of property, plant and equipment	(2,920)	(3,963)
Net cash used in investing activities	(3,084)	(4,020)
Cash flows from Financing Activities:
Payments on finance lease obligations	(127)	(130)
Proceeds from public offering, net of issuance costs	62,440
Proceeds from purchases of stock under ESPP	219
Debt repayment	(50,000)
Repurchases of ordinary shares	(8,101)	(2,787)
Payments for taxes related to net share settlement of equity awards	(749)
Proceeds from insurance financing loan		1,314
Repayment of insurance financing loan		(3,088)
Net cash provided by (used in) financing activities	3,682	(4,691)
Net change in cash and cash equivalents -continuing operations	18,188	24,856
Effect on cash of changes in exchange rate		175
Cash and cash equivalents, beginning of period	95,865	70,834
Cash and cash equivalents, end of period	114,053	95,865
Supplemental disclosure of cash and noncash transactions:
Cash paid for interest	14,745	15,181
Cash paid for taxes	$ 2,044	$ 1,290